Lease Liabilities	12 Months Ended
Dec. 31, 2021
LEASE LIABILITIES
Lease Liabilities

20.  LEASE LIABILITIES

As of December 31, 2021, and 2020, the balance of lease liabilities is as follows:

	12-31-2021		12-31-2020
Lease liability	Current ThCh$	Non-Current ThCh$	Current ThCh$	Non-Current ThCh$
Lease liability	11,105,018	148,557,059	7,007,711	44,857,807
Total	11,105,018	148,557,059	7,007,711	44,857,807

20.1. Individualization of Lease Liabilities

Individualized lease liabilities are detailed as follows:

									12-31-2021									12-31-2020
									Current			Non-Current ThCh$
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Company	Country	Currency	Effective Interest Rate	Maturity	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6.50%	Monthly	776,668	2,404,736	3,181,404	5,992,962	—	—	—	—	5,992,962	613,801	1,900,462	2,514,263	2,677,690	5,044,096	—	—	—	7,721,786
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	Monthly	4,933	15,092	20,025	20,485	20,906	21,337	21,775	184,656	269,159	4,631	13,872	18,503	18,828	19,215	19,610	20,014	193,632	271,299
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	Monthly	16,794	28,366	45,160	38,515	39,320	40,142	40,982	368,423	527,382	13,012	26,063	39,075	35,386	36,127	36,882	37,654	384,022	530,071
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	1.07%	Biannual	1,847	—	1,847	—	—	—	—	—	—	1,163	578	1,741	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	78.392.580-K	Agricola el Bagual LTDA.	Chile	UF	1.91%	Annual	1,285	—	1,285	636	—	—	—	—	636	1,205	—	1,205	588	597	—	—	—	1,185
91.081.000-6	Enel Generación Chile S.A.	Chile	99.527.200-8	Rentaequipos Tramaca S.A.	Chile	UF	0.83%	Monthly	144,460	—	144,460	—	—	—	—	—	—	144,460	—	144,460	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S A.	Chile	UF	0.83%	Monthly	10,176	—	10,176	—	—	—	—	—	—	9,546	—	9,546	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	8.992.234-8	Roberto Guzman Borquez	Chile	CLP	1.37%	Monthly	371	1,114	1,485	1,377	—	—	—	—	1,377	367	1,099	1,466	1,483	1,377	—	—	—	2,860
91.081.000-6	Enel Generación Chile S.A.	Chile	19.048.130-1	Yaritza Alexandra Bernal	Chile	UF	1.37%	Monthly	409	1,232	1,641	1,525	—	—	—	—	1,525	379	1,140	1,519	1,538	1,431	—	—	—	2,969
91.081.000-6	Enel Generación Chile S.A.	Chile	71.024.400-6	Corporación Comunidades V.	Chile	CLP	1.07%	Monthly	—	—	—	—	—	—	—	—	—	1,034	3,005	4,039	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	INMOBILIARIA EL ROBLE S.A.	Chile	UF	1.41%	Monthly	5,097	—	5,097	—	—	—	—	—	—	19,023	38,171	57,194	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	MUTUAL DE SEGUROS DE CHILE	Chile	UF	1.91%	Monthly	23,270	51,474	74,744	69,779	71,113	72,470	61,449	—	274,811	21,619	47,378	68,997	64,225	65,453	66,704	67,977	57,639	321,998
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	CAPITAL INVESTI	Chile	UF	1.91%	Monthly	19,090	42,080	61,170	57,044	58,134	59,244	50,235	—	224,657	17,765	38,732	56,497	52,505	53,508	54,530	55,571	47,121	263,235
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.253.641-2	BCYCLE LATAM S.P.A	Chile	CLP	6.24%	Annual	79,717	—	79,717	17,719	18,825	—	—	—	36,544	60,000	—	60,000	16,679	17,719	18,825	—	—	53,223
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.203.089-6	RENTAS INMOBILIARIAS AMANECER S.A.	Chile	UF	1.56%	Monthly	5,013	4,754	9,767	—	—	—	—	—	—	4,563	39,724	44,287	17,803	—	—	—	—	17,803
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A	Chile	US$	5.99%	Annual	—	234,086	234,086	70,479	74,698	79,169	83,908	735,553	1,043,807	—	327,074	327,074	111,940	118,640	125,742	133,269	1,249,650	1,739,241
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	1.08%	Monthly	457,380	285,436	742,816	31,728	—	—	—	—	31,728	191,038	272,511	463,549	356,941	29,760	—	—	—	386,701
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	INVERSIONES DON ISSA LTDA	Chile	UF	1.77%	Monthly	98,029	115,211	213,240	109,492	77,991	32,930	—	—	220,413	41,407	106,769	148,176	143,774	102,703	73,155	30,888	—	350,520
96.800.570-7	Enel Distribución Chile S.A.	Chile	99.530.420-1	INMOBILIARIA NIALEM SA	Chile	UF	0.40%	Monthly	45,910	137,991	183,901	184,630	185,366	46,457	—	—	416,453	42,897	128,922	171,819	172,496	173,183	173,873	43,576	—	563,128
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	INMOBILIARIA MIXTO RENTA SPA	Chile	UF	0.10%	Monthly	9,607	—	9,607	—	—	—	—	—	—	27,018	81,066	108,084	9,011	—	—	—	—	9,011
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	3.16%	Annual	1,642,921	1,941,762	3,584,683	2,866,968	2,914,858	2,964,390	3,015,619	107,161,591	118,923,426	546,737	430,871	977,608	711,487	735,784	761,006	787,190	15,513,561	18,509,028
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.400.311-K	Fundo Los Buenos Aires SpA	Chile	UF	2.54%	Annual	250,639	—	250,639	77,502	79,471	81,490	83,561	1,419,297	1,741,321	109,911	—	109,911	70,851	72,651	74,497	76,389	1,408,792	1,703,180
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4.94%	Annual	16,532	—	16,532	7,259	7,618	7,994	8,389	198,038	229,298	266,597	—	266,597	6,483	6,804	7,140	7,493	193,507	221,427
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4.94%	Annual	21,470	—	21,470	9,572	10,045	10,542	11,063	242,741	283,963	51,923	—	51,923	8,550	8,973	9,416	9,882	237,592	274,413
76.412.562-2	Enel Green Power Chile S.A.	Chile	4.595.479-K	Adriana Castro Parra	Chile	UF	4.94%	Annual	74,019	—	74,019	15,602	16,374	17,183	18,033	369,450	436,642	33,522	—	33,522	13,937	14,626	15,349	16,108	363,230	423,250
76.412.562-2	Enel Green Power Chile S.A.	Chile	7.256.021-3	Alicia Freire Hermosilla	Chile	UF	4.31%	Annual	—	—	—	—	—	—	—	—	—	97,512	—	97,512	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.94%	Annual	33,913	—	33,913	15,602	16,374	17,183	18,033	369,450	436,642	22,346	—	22,346	13,937	14,626	15,349	16,108	363,230	423,250
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4.94%	Annual	16,954	—	16,954	7,434	7,801	8,187	8,592	186,308	218,322	8,966	—	8,966	6,640	6,968	7,313	7,674	183,027	211,622
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4.94%	Annual	107,386	—	107,386	47,172	49,504	51,952	54,521	1,231,819	1,434,968	66,597	—	66,597	42,137	44,221	46,407	48,701	1,205,826	1,387,292
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	EUR	5.02%	Annual	—	1,050,760	1,050,760	209,159	219,656	230,680	242,258	2,431,078	3,332,831	—	596,278	596,278	181,888	191,016	200,603	210,671	2,441,450	3,225,628
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.259.106-5	Inmobiliaria Terra Australis Tres S.A.	Chile	UF	6.39%	Biannual	85,721	21,033	106,754	43,211	44,784	46,414	48,103	1,207,776	1,390,288	32,757	19,025	51,782	39,084	40,507	41,981	43,509	1,177,273	1,342,354
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.938.160-5	Soc. Serv. Com. Multiservice F.L.	Chile	UF	2.94%	Annual	—	76,729	76,729	40,483	41,673	42,898	44,159	1,023,505	1,192,718	—	101,743	101,743	36,866	37,949	39,065	40,213	963,970	1,118,063
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.064.627-K	Fortestal Danco	Chile	UF	2.42%	Annual	—	68,355	68,355	32,670	33,460	34,268	35,097	1,862,245	1,997,740	—	—	—	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	99.576.780-5	Inversiones e Inmobiliaria Itraque S.A.	Chile	UF	5.35%	Annual	—	—	—	4,363	4,363	4,363	4,363	104,715	122,167	—	—	—	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.152.312-0	Sociedad Agricola El Futuro Huerto Limitada	Chile	UF	4.35%	Annual	—	—	—	104,970	104,970	104,970	104,970	2,414,316	2,834,196	—	—	—	—	—	—	—	—	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	EUR	4.61%	Annual	427,121	—	427,121	250,397	261,940	274,015	286,647	2,823,778	3,896,777	374,657	—	374,657	218,600	228,677	239,219	250,247	2,840,625	3,777,368
76.536.353-5	Enel Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	0.10%	Monthly	4,339	4,338	8,677	498	—	—	—	—	498	2,710	4,065	6,775	5,426	476	—	—	—	5,902
77.282.311-8	Enel Transmisión Chile S.A.	Chile	61.219.000-3	EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A	Chile	US$	5.99%	Annual	—	239,398	239,398	70,479	74,698	79,169	83,908	735,554	1,043,808	—	—	—	—	—	—	—	—	—
							Total Leasing		4,381,071	6,723,947	11,105,018	10,399,712	4,433,942	4,327,447	4,325,665	125,070,293	148,557,059	2,829,163	4,178,548	7,007,711	5,036,773	7,067,087	2,026,666	1,903,134	28,824,147	44,857,807

20.2. Undiscounted debt cash flows.

Undiscounted debt cash flows are detailed as follows:

			Current			Non-Current						Current			Non-Current
			Maturity		Total Current	Maturity					Total Non-Current	Maturity		Total Current	Maturity					Total Non-Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2021	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2021	One to Three Months	Three to twelve months	as of 12-31-2020	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2020
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.16%	930,191	3,228,385	4,158,576	6,452,784	281,183	270,895	260,606	1,714,465	8,979,933	805,609	2,544,526	3,350,135	3,343,654	5,400,991	227,622	219,295	1,598,935	10,790,497
Chile	EUR	4.82%	418,674	—	418,674	660,889	638,249	615,610	592,971	2,145,489	4,653,208	427,451	—	427,451	582,405	563,152	543,900	524,648	2,334,458	4,548,563
Chile	UF	2.68%	3,269,537	5,810,978	9,080,515	9,570,650	9,401,180	9,063,780	8,792,850	189,317,356	226,145,816	2,058,130	2,175,978	4,234,108	3,289,984	2,954,856	2,808,037	2,598,818	30,660,789	42,312,484
Chile	CLP	2.89%	74,988	1,142	76,130	22,841	20,252	—	—	—	43,093	24,156	—	24,156	20,234	19,173	18,112	—	—	57,519
Totals			4,693,390	9,040,505	13,733,895	16,707,164	10,340,864	9,950,285	9,646,427	193,177,310	239,822,050	3,315,346	4,720,504	8,035,850	7,236,277	8,938,172	3,597,671	3,342,761	34,594,182	57,709,063